MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION - Cash and cash equivalents (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0